UNITED STATES SECURITIES AND
EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-23439
Exact name of registrant as specified in charter:	ETF Opportunities Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: John H. Lively Practus, LLP 11300 Tomahawk Creek Parkway, Ste. 310 Leawood, KS 66211
Registrant's telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	July 31
Date of reporting period:	January 31, 2023
Cultivar ETF
Item #1(a). Reports to Stockholders.
1(b). Not applicable.

SEMI-ANNUAL
REPORT

For the Six Months Ended January 31, 2023 (unaudited)

Cultivar ETF

Cultivar ETF

Cultivar ETF

Important Disclosure Statement

Investors should carefully consider the investment objectives, risks, charges and expenses of the Cultivar ETF (the “Fund”) before investing. To obtain the Fund’s prospectus containing this and other important information, please call Foreside Fund Services, LLC at 833-930-2229. Please read the prospectus carefully before you invest.

An investment in the Fund involves risk, including the loss of principal. ETFs may trade at a premium or discount to their net asset value. The Fund is actively managed and investment success depends on the skill of the advisor. Small and midcap securities may be subject to more abrupt or erratic market movements than large cap companies. REITs are subject to risks associated with investing in real estate. The Fund is non-diversified, meaning the performance of a single investment can have a greater effect on the Fund’s performance than a diversified fund. Value securities present the risk that they never reach what the advisor feels is their full market value.

The performance data quoted represents past performance and is not a guarantee of future results. Current performance of the Fund may be lower or higher than the performance data quoted. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance Data is as of January 31, 2023 and is subject to change at any time. For most recent data, please call 833-930-2229.

SEMI-ANNUAL REPORT | JANUARY 31, 2023

Cultivar ETF

Shareholder LetterFebruary 20, 2023

Cultivar ETF (the “Fund”) trades on the CBOE BZX Exchange, Inc. and maintains a fiscal year end of July 31st. Therefore, this letter reviews the semi-annual period ended January 31, 2023. During this semi-annual period, the Fund outperformed its benchmark during a volatile market environment.

The Fund was able to provide a positive return during its inception-to-date and semi-annual period in an environment where there was significant volatility in the Fund’s benchmark, the Russell 3000® Index, a market index that measures the performance of the top 3,000 U.S. publicly traded companies as ranked by market capitalization. During the semi-annual period ending January 31, 2023, the Fund had a return of 7.39% versus a 0.06% return for the benchmark. The Fund’s strong relative outperformance resulted from 1) its’ positioning across multiple sectors, 2) its’ weighting toward several commodity-based areas, 3) the purposeful adjustment of cash levels, and 4) our individual security selection. We feel risk control is key to the long-term success of shareholders in the Fund, so we were proud to see that the share price grew even with a difficult market backdrop.

During the market decline that emerged in 2022, the Fund took opportunistic steps with the portfolio. We endeavor to take advantage of mispricing due to short-term factors or overdone market emotions. Consequently, the Fund expanded its number of holdings and adjusted its cash levels incrementally, by stepping into sectors and individual securities that had declined during this period. This proactive positioning should benefit long-term shareholders as the market potentially recognizes its mispricing and adjusts these securities to prices more indicative of the Fund’s assessment of their full value.

The Fund’s semi-annual period ended January 31, 2023, and saw the largest sector contributors come from materials, energy, and healthcare. The materials and energy exposure benefited from the ongoing concerns about inflation and geopolitical uncertainty. The healthcare sector securities within the portfolio also provided strong performance. We feel this area benefits from the inelastic need for many healthcare products and services, which can provide diversifying benefits during periods of market turmoil.

While the Fund held up overall, there were several sectors that were key detractors from performance during the semi-annual period ended January 31, 2023. The equity sectors detracting the most were the industrials and communication services sectors. These areas are generally subject to the ebb and flow of broader economic activity. With declines in these sectors during the period, the Fund was able to add selectively to these holdings in an effort to potentially take advantage of such moves, as we expect these areas to rebound when general economic activity rebounds. Again, a key philosophy of the Fund is our willingness to enter positions after significant declines that we

SEMI-ANNUAL REPORT | JANUARY 31, 2023

Cultivar ETF

Shareholder Letter - continuedFebruary 20, 2023

feel are overdone. Often, this will have us entering positions incrementally and potentially early. Yet, we expect this type of philosophy to provide the potential for good long-term returns.

Our focus on risk-adjusted returns is evident. With the overall market volatility that occurred during the period, we were able to incrementally add new positions and rebalance into current positions that we felt had overreacted to the downside. As we got incrementally more constructive on the overall market valuation, we used some cash and trimmed positions that outperformed during the period. Even with these additional steps, the Fund continues to maintain an eye toward diversification and a healthy skepticism of the market rally off recent lows in the market. All of this is done with shareholder interests and long-term growth of capital in mind.

As always, we know you have a choice in where you choose to invest your funds. We are grateful for the trust you have placed in the Cultivar ETF and our management. It is your investment that is the foundation of the Fund and we appreciate this continued vote of confidence as a shareholder.

Sincerely,

Investors should carefully consider the investment objectives, risks, charges and expenses of the ETF before investing. To obtain an ETF’s prospectus containing this and other important information, please call 833-930-2229. Please read the prospectus carefully before you invest.

An investment in the Fund involves risk, including possible loss of principal. ETFs may trade at a premium or discount to their net asset value.

The Fund is actively managed and investment success depends on the skill of the adviser. Small and mid-cap securities may be subject to more abrupt or erratic market movements than large-cap companies. REITs are subject to risks associated with investing in real estate. The Fund is non-diversified meaning the performance of a single investment can have a greater effect on fund performance than a diversified fund. Value securities present the risk that they never reach what the adviser feels is their full market value. The Fund is new and has a limited operating history to judge.

The performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available above. For the most recent data please call 833-930-2229.

Foreside Fund Services, LLC is the distributor and Cultivar Capital, Inc is the Adviser.

SEMI-ANNUAL REPORT | JANUARY 31, 2023

Cultivar ETF

Portfolio Compositionas of January 31, 2023 (unaudited)

Holdings by Sector/Asset Class	Percentage of Net Assets
Common Stocks:
Information Technology	14.19%
Consumer Discretionary	11.84%
Materials	11.20%
Industrials	11.09%
Communication Services	10.31%
Healthcare	8.21%
Energy	7.15%
Financials	6.28%
Consumer Staples	5.02%
Real Estate	3.17%
Utilities	1.22%
US Treasury Bonds	3.86%
93.54%

See Notes to Financial Statements

SEMI-ANNUAL REPORT | JANUARY 31, 2023

Cultivar ETF

Schedule of InvestmentsJanuary 31, 2023 (unaudited)

		Shares	Value
89.68%	COMMON STOCKS

10.31%	COMMUNICATION SERVICES
	Alphabet, Inc. - Class A (A)	2,032	$200,843
	AT&T, Inc.	35,213	717,289
	Baidu, Inc. (A)	1,323	178,182
	Charter Communications (A)	311	119,520
	Comcast Corp New Class A	4,895	192,618
	John Wiley & Sons, Inc.	3,285	150,453
	Lumen Technologies, Inc.	40,639	213,355
	Meta Platforms, Inc. (A)	2,691	400,878
	Paramount Global	9,783	226,574
	Quotient Technology Inc. (A)	56,713	229,688
	Warner Brothers Discovery, Inc. (A)	5,223	77,405
			2,706,805

11.84%	CONSUMER DISCRETIONARY
	Advance Auto Parts	856	130,352
	Alibaba Group Holding Ltd. (A)	1,901	209,490
	Amazon.Com, Inc. (A)	2,023	208,632
	Big Lots, Inc.	10,120	165,563
	Grand Canyon Education, Inc. (A)	3,532	411,690
	Hasbro, Inc.	4,046	239,402
	Honda Motor Co. Ltd.	5,527	137,180
	Hooker Furnishings Corp.	10,095	212,601
	Kohl’s Corp.	4,842	156,736
	Monro, Inc.	4,651	236,736
	Ollie’s Bargain Outlet Holdings, Inc. (A)	2,675	146,483
	Qurate Retail, Inc. (A)	70,981	183,131
	Sleep Number Corp. (A)	4,203	144,499
	Under Armour, Inc. - Class (A)	15,158	187,808
	Whirlpool Corp.	886	137,853
	Wolverine World Wide, Inc.	12,435	200,577
			3,108,733

See Notes to Financial Statements

SEMI-ANNUAL REPORT | JANUARY 31, 2023

Cultivar ETF

Schedule of Investments - continuedJanuary 31, 2023 (unaudited)

		Shares	Value
5.02%	CONSUMER STAPLES
	The Clorox Co.	2,725	$394,280
	Ingredion, Inc.(A)	5,201	534,663
	Walgreens Boots Alliance	10,514	387,546
			1,316,489

7.15%	ENERGY
	BP PLC	11,923	431,970
	Core Laboratories Nv	39,832	1,019,699
	World Fuel Services Corp.	15,056	426,085
			1,877,754

6.28%	FINANCIALS
	Citigroup, Inc.	7,811	407,890
	Greenhill & Co, Inc.	25,276	349,314
	Lazard LTD.	10,465	419,437
	Marketaxess Holdings, Inc.	388	141,174
	S&P Globa, Inc.	408	152,976
	SVB Financial Group (A)	592	179,044
			1,649,835

8.21%	HEALTHCARE
	Abbott Laboratories	1,165	128,791
	Davita, Inc. (A)	1,573	129,599
	Emergent Biosolutions, Inc.(A)	16,189	213,533
	Fresenius Medical Care	10,839	203,014
	Haemonetics Corp. (A)	2,112	178,675
	Illumina, Inc. (A)	724	155,081
	Inogen, Inc.(A) (A)	8,712	203,251
	Ionis Pharmaceuticals, Inc. (A)	2,938	117,138
	Medtronic PLC	2,383	199,433
	Perrigo Co. PLC	9,423	352,609
	Veeva Systems, Inc. (A)	752	128,254
	Zoetis, Inc.	880	145,631
			2,155,009

See Notes to Financial Statements

SEMI-ANNUAL REPORT | JANUARY 31, 2023

Cultivar ETF

Schedule of Investments - continuedJanuary 31, 2023 (unaudited)

		Shares	Value
11.09%	INDUSTRIALS
	3M Co.	989	$113,814
	Fedex Corp.	802	155,476
	Healthcare Services Group	36,627	493,366
	John Bean Technologies Co.	1,415	158,098
	Miller Industries, Inc.	5,494	159,381
	Proto Labs, Inc. (A)	22,395	685,287
	Rockwell Automation, Inc.	656	185,012
	Southwest Airlines Co.	12,031	430,349
	Steelcase, Inc.	49,097	382,957
	Verisk Analytics, Inc.	809	147,068
			2,910,808

14.19%	INFORMATION TECHNOLOGY
	Adobe, Inc. (A)	1,020	377,747
	Advanced Micro Device (A)	1,835	137,900
	Ansys, Inc. (A)	1,131	301,253
	Auto Desk (A)	748	160,940
	Cognizant Tech Solutions	2,252	150,321
	Global Payments, Inc.	3,056	344,472
	Intel Corp.(A)	10,652	301,026
	Microchip Technology, Inc.	2,203	170,997
	Microsoft Corp.	568	140,756
	Paypal Holdings, Inc. (A)	1,453	118,405
	Qorvo, Inc. (A)	2,135	231,989
	Sabre Corp. (A)	33,915	230,961
	Salesforce, Inc. (A)	1,212	203,580
	Silicon Laboratories, Inc. (A)	1,157	181,545
	Skyworks Solutions, Inc.	2,085	228,662
	Tyler Technologies, Inc. (A)	412	132,981
	Western Union Corp.	22,037	312,264
			3,725,799

See Notes to Financial Statements

SEMI-ANNUAL REPORT | JANUARY 31, 2023

Cultivar ETF

Schedule of Investments - continuedJanuary 31, 2023 (unaudited)

		Shares	Value
11.20%	MATERIALS
	Agnico Eagle Mines Ltd	5,567	$314,424
	Barrick Gold Corp.	20,996	410,472
	Celanese Corp. Series A	1,205	148,456
	Cia de Minas Buenaventura	23,258	188,157
	Compass Minerals International	3,503	163,450
	First Majestic Silver Corp.	16,609	131,045
	Fortuna Silver Mines, Inc.	34,393	132,413
	Kinross Gold Corp.	39,338	182,528
	Newmont Goldcorp Corp.	10,289	544,597
	Pan American Silver Corp.	8,483	154,645
	Royal Gold, Inc.	1,966	249,741
	Trinseo PLC	6,078	168,664
	Westrock Co.	3,877	152,133
			2,940,725

3.17%	REAL ESTATE
	Douglas Emmett, Inc.	16,106	269,775
	Empire State Realty Trust	19,085	159,169
	National Health Investors, Inc.	3,216	189,197
	The RMR Group, Inc.	6,919	214,627
			832,768

1.22%	UTILITIES
	Hawaiian Electric Industries, Inc.	3,025	127,867
	Northwest Natural Holding	3,821	191,585
			319,452
89.68%	TOTAL COMMON STOCKS
	(Cost: $23,348,863)		23,544,177

3.86%	US TREASURY BONDS
	US Treasury Bond 2.250% 08/15/2049	427,000	323,728
	US Treasury Bond 1.250% 05/15/2050	604,000	355,110
	US Treasury Bond 1.375% 08/15/2050	551,000	334,248
			1,013,086

See Notes to Financial Statements

SEMI-ANNUAL REPORT | JANUARY 31, 2023

Cultivar ETF

Schedule of Investments - continuedJanuary 31, 2023 (unaudited)

	Shares	Value
3.86%	TOTAL US TREASURY BONDS
	(Cost: $1,135,674)	$1,013,086

93.54%	TOTAL INVESTMENTS
	(Cost: $24,484,537)	24,557,263
6.46%	Other assets, net of liabilities	1,697,299
100.00%	NET ASSETS	$26,254,562

(A)Non-income producing

See Notes to Financial Statements

SEMI-ANNUAL REPORT | JANUARY 31, 2023

Cultivar ETF

Statement of Assets and LiabilitiesJanuary 31, 2023 (unaudited)

ASSETS
Investments at value (cost of $24,484,537) (Note 1)	$24,557,263
Cash	1,683,834
Dividends and interest receivable	31,835
TOTAL ASSETS	26,272,932

LIABILITIES
Accrued advisory fees	18,370
TOTAL LIABILITIES	18,370
NET ASSETS	$26,254,562

Net Assets Consist of:
Paid-in capital	$26,257,351
Distributable earnings (accumulated deficit)	(2,789)
Net Assets	$26,254,562

NET ASSET VALUE PER SHARE
Net Assets	$26,254,562
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	1,025,000
Net Asset Value and Offering Price Per Share	$25.61

See Notes to Financial Statements

SEMI-ANNUAL REPORT | JANUARY 31, 2023

Cultivar ETF

Statement of Operations Six Months Ended January 31, 2023 (unaudited)

INVESTMENT INCOME
Dividend income (net of foreign tax withheld of $3,345)	$287,321
Interest income	4,107
Total investment income	291,428

EXPENSES
Advisory fees (Note 2)	104,852
Total expenses	104,852
Net investment income (loss)	186,576

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	(77,393)
Net increase (decrease) in unrealized appreciation (depreciation) of investments	1,742,768
Net realized and unrealized gain (loss) on investments	1,665,375
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$1,851,951

*Commencement of Operations

Cultivar ETF

Statements of Changes in Net Assets

See Notes to Financial Statements

SEMI-ANNUAL REPORT | JANUARY 31, 2023

	Six months ended January 31, 2023 (unaudited)	December 22, 2021* through July 31, 2022
Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$186,576	$193,169
Net realized gain (loss) on investments	(77,393)	925,628
Net increase (decrease) in unrealized appreciation (depreciation) of investments	1,742,768	(1,670,042)
Increase (decrease) in net assets from operations	1,851,951	(551,245)

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	(370,667)	—
Net realized gain	(891,890)	—
Decrease in net assets from distributions	(1,262,557)	—

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold	3,568,624	25,704,145
Shares redeemed	(2,409,490)	(646,866)
Increase (decrease) in net assets from capital stock transactions	1,159,134	25,057,279

NET ASSETS
Increase (decrease) during period	1,748,528	24,506,034
Beginning of period	24,506,034	—
End of period	$26,254,562	$24,506,034

*Commencement of Operations

Cultivar ETF

Financial HighlightsSelected Per Share Data Throughout Each Period

See Notes to Financial Statements

SEMI-ANNUAL REPORT | JANUARY 31, 2023

	Six months ended January 31, 2023 (unaudited)	December 22, 2021(1) through July 31, 2022

Net asset value, beginning of period	$25.13	$25.00
Investment activities
Net investment income (loss)(2)	0.19	0.22
Net realized and unrealized gain (loss) on investments(3)	1.55	(0.09)
Total from investment activities	1.74	0.13
Distributions
Net investment income	(0.37)	—
Net realized gain	(0.89)	—
Total distributions	(1.26)	—
Net asset value, end of period	$25.61	$25.13
Total Return(4)	7.56%	0.54%
Ratios/Supplemental Data
Ratios to average net assets(5)
Expenses	0.87%	0.87%
Net investment income (loss)	1.55%	1.39%
Portfolio turnover rate(6)	40.35%	41.27%
Net assets, end of period (000’s)	$26,255	$24,506

(1)Commencement of Operations.

(2)Per share amounts calculated using the average shares outstanding during the period.

(3)Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reoncile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactons for the period.

(4)Total return is for the period indicated and has not been annualized.

(5)Ratios to average net assets has been annualized.

(6)Portfolio turnover rate is for the period indicated, excludes the effect of seurities received or delivered from processing in-kind creations or redemptions and has not been annualized.

SEMI-ANNUAL REPORT | JANUARY 31, 2023

Cultivar ETF

Notes to Financial StatementsJanuary 31, 2023 (unaudited)

NOTE 1 –	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Cultivar ETF (the “Fund”) is a non-diversified series of ETF Opportunities Trust, a Delaware statutory trust (the “Trust”) which was organized on March 18, 2019 and is registered under the Investment Company Act of 1940, as amended as an open-end management investment company. The offering of the Fund’s shares is registered under the Securities Act of 1933, as amended. The Fund commenced operations on December 22, 2021.

The Fund’s investment objective is to seek to achieve long-term capital appreciation.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Fund records investments at fair value. Generally, the Fund’s domestic securities (including underlying ETFs which hold portfolio securities primarily listed on foreign (non-U.S.) exchanges) are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the last quoted bid price. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith under procedures approved by the Trust’s Board of Trustees (the “Board”). Although the Board is ultimately responsible for fair value determinations under Rule 2a-5 of the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of the Fund’s assets to Cultivar Capital, Inc. (the “Advisor”) as the Valuation Designee pursuant to the Fund’s policies and procedures. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market. Generally, trading in

SEMI-ANNUAL REPORT | JANUARY 31, 2023

Cultivar ETF

Notes to Financial Statements - continuedJanuary 31, 2023 (unaudited)

US government securities is substantially completed each day at various times before the scheduled close of the New York Stock Exchange. The Fund values these securities using the last quoted sales price each day.

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Valuation Designee believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.

Various inputs are used in determining the value of the Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

SEMI-ANNUAL REPORT | JANUARY 31, 2023

Cultivar ETF

Notes to Financial Statements - continuedJanuary 31, 2023 (unaudited)

The following is a summary of the level of inputs used to value the Fund’s investments as of January 31, 2023:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$23,544,177	$—	$—	$23,544,177
US Treasury Bonds	—	1,013,086	—	1,013,086
	$23,544,177	$1,013,086	$—	$24,557,263

Refer to the Fund’s Schedule of Investments for a listing of the securities by type and sector.

There were no transfers into or out of any levels during the six months ended January 31, 2023. The Fund held no Level 3 securities at any time during the six months ended January 31, 2023.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discount or premiums are accreted or amortized to interest income using the effective interest method.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of investment income and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund has complied and intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

SEMI-ANNUAL REPORT | JANUARY 31, 2023

Cultivar ETF

Notes to Financial Statements - continuedJanuary 31, 2023 (unaudited)

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the period ended January 31, 2023, there were no such reclassifications.

Dividends and Distributions

Dividends from net investment income, if any, are declared and paid at least annually by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually. The Fund may also pay a special distribution at the end of a calendar year to comply with federal tax requirements. All distributions are recorded on the ex-dividend date.

Creation Units

The Fund issues and redeems shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of at least 25,000 shares known as “Creation Units.” Purchasers of Creation Units (“Authorized Participants”) will be required to pay to Citibank, N.A. (the “Custodian”) a fixed transaction fee (“Creation Transaction Fee”) in connection with creation orders that is intended to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee charged by the Custodian for each creation order is $300. Authorized Participants wishing to redeem shares will be required to pay to the Custodian a fixed transaction fee (“Redemption Transaction Fee”) to offset the transfer and other transaction costs associated with the redemption of Creation Units. The standard Redemption Transaction Fee will be the same regardless of the number of Creation Units redeemed by an investor on the applicable Business Day. The Redemption Transaction Fee charged by the Custodian for each redemption order is $300.

SEMI-ANNUAL REPORT | JANUARY 31, 2023

Cultivar ETF

Notes to Financial Statements - continuedJanuary 31, 2023 (unaudited)

Except when aggregated in Creation Units, shares are not redeemable securities. Shares of the Fund may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an agreement with the Fund’s principal underwriter (the “Distributor”) with respect to creations and redemptions of Creation Units (“Participation Agreement”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. The following table discloses the Creation Unit breakdown based on the NAV as of January 31, 2023:

	Creation Unit Shares	Creation Transaction Fee	Value
Cultivar ETF	25,000	$300	$640,250

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to the Distributor, on behalf of the Fund, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the participant agreement. A participant agreement may permit the Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statement of Assets and Liabilities, when applicable.

Officers and Trustees Indemnification

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into

SEMI-ANNUAL REPORT | JANUARY 31, 2023

Cultivar ETF

Notes to Financial Statements - continuedJanuary 31, 2023 (unaudited)

contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

NOTE 2 –	INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor currently provides investment advisory services pursuant to an investment advisory agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor is responsible for the day-to-day management of the Fund’s investments. The Advisor also: (i) furnishes the Fund with office space and certain administrative services; (ii) provides guidance and policy direction in connection with its daily management of the Fund’s assets, subject to the authority of the Board; and (iii) is responsible for oversight of the Fund’s sub-advisor. Under the Advisory Agreement, the Advisor has agreed, at its own expense and without reimbursement from the Fund, to pay all expenses of the Fund, except for: the fee paid to the Adviser pursuant to the Investment Advisory Agreement, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

For its services with respect to the Fund, the Advisor is entitled to receive an annual advisory fee, calculated daily and payable monthly as a percentage of the Fund’s average daily net assets, at the rate of 0.87%.

The Advisor has retained Toroso Investments, LLC (the “Sub-Advisor”), to serve as sub-advisor for the Fund. Pursuant to an Investment Sub-Advisory Agreement between the Advisor and the Sub-Advisor (the “Sub-Advisory Agreement”), the Sub-Advisor is responsible for the day-to-day management of the Fund’s trading process, which includes Creation and/or Redemption basket processing. The Sub-Advisor does not select investments for the Fund’s portfolio.

For its services, the Sub-Advisor is paid a fee by the Advisor of 0.04%, which is calculated daily and paid monthly, based on the Fund’s average daily net assets, subject to a minimum of $25,000 per year.

SEMI-ANNUAL REPORT | JANUARY 31, 2023

Cultivar ETF

Notes to Financial Statements - continuedJanuary 31, 2023 (unaudited)

Commonwealth Fund Services, Inc. (“CFS”) acts as the Fund’s administrator. As administrator, CFS supervises all aspects of the operations of the Fund except those performed by the Advisor and the Sub-Advisor. For its services, fees to CFS are computed daily and paid monthly based on the average daily net assets of the Fund, subject to a minimum of $25,000 per year. The Advisor pays these fees.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus, LLP serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus, LLP. J. Stephen King, Jr., Assistant Secretary of the Trust, is a partner of Practus, LLP. Gino E. Malaspina, Assistant Secretary of the Trust, serves as Counsel of Practus, LLP. Neither the officers and/or directors of CFS, Mr. Lively, Mr. King or Mr. Malaspina receive any special compensation from the Trust or the Fund for serving as officers of the Trust.

Custodian and Transfer Agent

Citibank, N.A. serves as the Fund’s Custodian and Transfer Agent pursuant to a Global Custodial and Agency Services Agreement. For its services, Citibank, N.A. is entitled to a fee. The Advisor pays these fees monthly.

Fund Accountant

Citi Fund Services, Ohio, Inc. serves as the Fund’s Fund Accountant pursuant to a Services Agreement. The Advisor pays these fees monthly.

Distributor

Foreside Fund Services, LLC serves as the Fund’s principal underwriter pursuant to an ETF Distribution Agreement. The Advisor pays the fees for these services monthly.

NOTE 3 –	INVESTMENTS

The costs of purchases and proceeds from the sales of securities other than in-kind transactions and short-term notes for the period ended January 31, 2023 were as follows:

Purchases	Sales
$8,971,453	$9,869,453

SEMI-ANNUAL REPORT | JANUARY 31, 2023

Cultivar ETF

Notes to Financial Statements - continuedJanuary 31, 2023 (unaudited)

The costs of purchases and proceeds from the sales of in-kind transactions associated with creations and redemptions for the period ended January 31, 2023 were as follows:

Purchases	Sales	Realized Gains
$3,237,999	$2,425,795	$740,991
NOTE 4 –	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The tax character of distributions paid during the six months ended January 31, 2023 and the period ended July 31, 2022 were as follows:

	Six months ended January 31, 2023	Period ended July 31, 2022
Distributions paid from:
Ordinary income	$370,667	$—
Net realized gain	891,890	—
	$1,262,557	$—

As of January 31, 2023, the components of distributable earnings (accumulated deficit) on a tax basis were as follows:

Accumulated undistributed net investment income (loss)	$9,078
Accumulated net realized gain (loss) on investments	(84,593)
Net unrealized appreciation (depreciation) on investments	72,726
$(2,789)

SEMI-ANNUAL REPORT | JANUARY 31, 2023

Cultivar ETF

Notes to Financial Statements - continuedJanuary 31, 2023 (unaudited)

Cost of securities for Federal Income tax purpose and the related tax-based net unrealized appreciation (depreciation) consists of:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)
$24,484,537	$2,320,085	$(2,247,359)	$72,726
NOTE 5 –	TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of the Fund are listed for trading on the Cboe BZX Exchange (the “Exchange”) and trade at market prices rather than at NAV. Shares of the Fund may trade at a price that is greater than, at, or less than NAV. The Fund will issue and redeem shares at NAV only in large blocks of 25,000 shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Individual shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units, the shares are not redeemable securities of the Fund.

All orders to create Creation Units must be placed with the Fund’s distributor or transfer agent either (1) through the Continuous Net Settlement System of the NSCC (“Clearing Process”), a clearing agency that is registered with the Securities and Exchange Commission (“SEC”), by a “Participating Party,” i.e., a broker-dealer or other participant in the Clearing Process; or (2) outside the Clearing Process by a DTC Participant. In each case, the Participating Party or the DTC Participant must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Units (“Participation Agreement”); such parties are collectively referred to as “APs” or “Authorized Participants.” Investors should contact the Distributor for the names of Authorized Participants. All Fund shares, whether created through or outside the Clearing Process, will be entered on the records of DTC for the account of a DTC Participant.

Shares of beneficial interest transactions for the Fund were:

	Six months ended January 31, 2023	Period ended July 31, 2022
Shares sold	150,000	1,000,000
Shares reinvested	—	—
Shares redeemed	(100,000)	(25,000)
Net increase (decrease)	50,000	975,000

SEMI-ANNUAL REPORT | JANUARY 31, 2023

Cultivar ETF

Notes to Financial Statements - continuedJanuary 31, 2023 (unaudited)

NOTE 6 –	RISKS OF INVESTING IN THE FUND

As with all funds, a shareholder is subject to the risk that an investment in the Fund could lose money. The principal risks affecting shareholders’ investments in the Fund are set forth below. These risks may impact the Fund directly or indirectly through the Fund’s investments in ETFs. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.

Equity Securities Risk. Since it purchases equity securities, the Fund is subject to the risk that equity prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is a principal risk of investing in the Fund.

Market Risk. The value of securities in the Fund’s overall portfolio will fluctuate and, as a result, the Fund’s share price may decline suddenly or over a sustained period.

Active Management Risk. The Fund’s investment success depends on the skill of the Advisor in evaluating, selecting, and monitoring the Fund’s assets and the strategies used by the Advisor may fail to produce the intended result. The Fund will be actively managed and could experience losses (realized and unrealized) if the Advisor’s judgment about markets, or the attractiveness, relative values, or potential appreciation of particular investments made for the Fund’s portfolio prove to be incorrect.

Large Capitalization Securities Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion. Large cap companies may be less able than mid and small capitalization companies to adapt to changing market conditions.

Mid and Small Capitalization Securities Risk. The value of mid and small capitalization company securities may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Depositary Receipts Risk. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted, including the risk that there is often less publicly available information about foreign issuers, and the possibility of negative governmental actions and of political and social unrest.

SEMI-ANNUAL REPORT | JANUARY 31, 2023

Cultivar ETF

Notes to Financial Statements - continuedJanuary 31, 2023 (unaudited)

REITs Risk. Investing in REITs involves unique risks. When the Fund invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets.

Non-Diversification Risk. The Fund is a non-diversified portfolio, which means that it has the ability to take larger positions in a smaller number of securities than a portfolio that is “diversified.” Non-diversification increases the risk that the value of the Fund could go down because of the poor performance of a single investment or limited number of investments.

Sector Risk. Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector.

Value Style Risk. Value stocks present the risk that the securities may never reach what the Advisor believes are their full market values, either because the market fails to recognize what the Advisor considers to be the security’s true value or because the Advisor misjudged that value. If the Advisor’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds. In addition, value stocks can continue to be undervalued by the market for long periods of time. Undervalued securities are, by definition, out of favor with investors (meaning they have lost investors’ attention), and there is no way to predict when, if ever, the securities may return to favor.

Exchange-Traded Fund (“ETF”) Structure Risks. The Fund is structured as an ETF and as a result is subject to special risks, including:

•Trading Issues Risk. Although it is expected that shares of the Fund will remain listed for trading on the Exchange, trading in Fund shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund shares inadvisable, such as extraordinary market volatility. There can be no assurance that shares of the Fund will continue to meet the listing requirements of the Exchange or will trade with any volume. There is no guarantee that an active secondary market will develop for shares of the Fund.

SEMI-ANNUAL REPORT | JANUARY 31, 2023

Cultivar ETF

Notes to Financial Statements - continuedJanuary 31, 2023 (unaudited)

•Market Price Variance Risk. The market prices of shares of the Fund will fluctuate in response to changes in net asset value (“NAV”) and supply and demand for Fund shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that shares of the Fund may trade at a discount to NAV. The market price of Fund shares may deviate from the value of the Fund’s underlying portfolio holdings, particularly in times of market stress, with the result that investors may pay significantly more or receive significantly less than the underlying value of the shares of the Fund bought or sold.

•Authorized Participants (“APs”), Market Makers, and Liquidity Providers Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.

Other Risks for the Fund

Market Disruption and Geopolitical Events. Geopolitical and other events, such as war, terrorist attacks, natural disasters, epidemics or pandemics could result in unplanned or significant securities market closures, volatility or declines. Russia’s recent military invasion of Ukraine and the resulting broad-ranging economic sanctions imposed by the United States and other countries, as well as the ongoing COVID-19 pandemic, may continue to disrupt securities markets and adversely affect global economies and companies, thereby decreasing the value of the Fund’s investments. Additionally, sudden or significant changes in the supply or prices of commodities or other economic inputs may have material

SEMI-ANNUAL REPORT | JANUARY 31, 2023

Cultivar ETF

Notes to Financial Statements - continuedJanuary 31, 2023 (unaudited)

and unexpected effects on both global securities markets and individual countries, regions, industries, or companies, which could reduce the value of the Fund’s investments.

Cyber Security Risk. Failures or breaches of the electronic systems of the Advisor and the Fund’s other service providers, market makers, Authorized Participants, or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cyber security plans and systems of the Fund’s service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

NOTE 7 –	SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the Statement of Assets and Liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

SEMI-ANNUAL REPORT | JANUARY 31, 2023

ETF OPPORTUNITIES Trust (the “Trust”)

Supplemental Information (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 833-930-2229 or on the SEC’s website at https://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC’s website at https://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-PORT”. These filings are available, without charge and upon request, by calling 833-930-2229 or on the SEC’s website at https://www.sec.gov.

SEMI-ANNUAL REPORT | JANUARY 31, 2023

Cultivar ETF

Fund Expenses (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, August 1, 2022 and held for the six months ended January 31, 2023.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

SEMI-ANNUAL REPORT | JANUARY 31, 2023

Cultivar ETF

Fund Expenses (unaudited) - continued

	Beginning Account Value 8/1/22	Ending Account Value 1/31/23	Annualized Expense Ratio	Expenses Paid During Period Ended(1) 1/31/23
Cultivar ETF	$1,000.00	$1,038.11	0.87%	$4.47
Hypothetical(2)	$1,000.00	$1,020.82	0.87%	$4.43

(1)Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 184 days in the most recent fiscal period divided by 365 days in the current year.

(2)5% return before expenses

SEMI-ANNUAL REPORT | JANUARY 31, 2023

Cultivar ETF

Privacy Notice

The following is a description of the Fund’s policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

•Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

•Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Fund does not disclose any non-public personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to their service providers (such as the Fund’s custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

The Fund’s Privacy Notice is not part of this semi-annual report.

Investment Advisor:

Cultivar Capital, Inc.
421 E. Hickory Street, Suite 103
Denton, TX 76201

Distributor:

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

Fund Administration:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, VA 23235

Fund Accountant, Transfer Agent and Custodian:

Citibank, N.A. and Citi Fund Services Ohio, Inc.
4400 Easton Commons, Suite 200
Columbus, OH 43219

Legal Counsel:

Practus LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, KS 66211

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a) Schedule filed under Item 1 of the Form.

(b) Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a)(1) Code of ethics

Not applicable when filing a semi-annual report to shareholders.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Solicitations to purchase securities under Rule 23c-1 under the Act: Not applicable.

(a)(4) Change in registrant’s independent public account: Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   ETF Opportunities Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: April 10, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: April 10, 2023

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: April 10, 2023

* Print the name and title of each signing officer under his or her signature.